Condensed Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Balance at Dec. 31, 2018		$ 5,655	$ 20,548,164	$ (5,565,756)	$ 951,576	$ 15,939,639
Balance, shares at Dec. 31, 2018		5,654,830
Sale of common stock - investors, net of offering costs of $310,697		$ 1,175	2,038,128			2,039,303
Sale of common stock - investors, net of offering costs of $310,697, shares		1,175,000
Issuance of common stock to noteholders		$ 286	386,994			387,280
Issuance of common stock to noteholders, shares		286,005
Issuance of common stock for services		$ 292	738,008			738,300
Issuance of common stock for services, shares		291,736
Issuance of common stock to employees		$ 3	8,847			8,850
Issuance of common stock to employees, shares		3,000
Issuance of warrants to noteholders and beneficial conversion options			72,936			72,936
Issuance of common stock - Uber Mom in connection with acquisition of assets		$ 45	98,568			98,613
Issuance of common stock - Uber Mom in connection with acquisition of assets, shares		45,000
Issuance of common stock upon the conversion of debt		$ 560	1,119,810			1,120,370
Issuance of common stock upon the conversion of debt, shares		560,185
Stock-based compensation			1,248,121			1,248,121
Net income loss				(12,929,706)	(1,269,274)	(14,188,343)
Balance at Dec. 31, 2019		$ 8,016	26,259,576	(18,495,462)	(317,698)	7,454,432
Balance, shares at Dec. 31, 2019		8,015,756
Issuance of common stock to noteholders		$ 160	201,164			201,324
Issuance of common stock to noteholders, shares		160,000
Returned common stock from noteholder		$ (153)	153
Returned common stock from noteholder, shares		(153,005)
Issuance of common stock to consultants		$ 654	562,109			562,763
Issuance of common stock to consultants, shares		653,750
Issuance of warrants to noteholders and beneficial conversion options			1,018,953			1,018,953
Stock-based compensation			748,749			748,749
Divestiture of Cloud B					(26,392)	(26,392)
Net income loss				1,269,492		(3,397,575)
Balance at Mar. 31, 2020		$ 8,677	28,790,704	(17,225,970)	(344,090)	11,229,321
Balance, shares at Mar. 31, 2020		8,676,501
Balance at Dec. 31, 2019		$ 8,016	26,259,576	(18,495,462)	(317,698)	7,454,432
Balance, shares at Dec. 31, 2019		8,015,756
Issuance of common stock to noteholders		$ 1,284	2,541,174			2,542,458
Issuance of common stock to noteholders, shares		1,284,396
Returned common stock from noteholder		$ (153)	153
Returned common stock from noteholder, shares		(153,005)
Issuance of common stock to consultants		$ 1,299	2,415,031			2,979,114
Issuance of common stock to consultants, shares		1,298,874
Issuance of common stock to employees		$ 250	54,950			55,200
Issuance of common stock to employees, shares		250,000
Issuance of warrants to noteholders and beneficial conversion options			852,277			852,277
Issuance of common stock - divestiture		$ 150	404,850			405,000
Issuance of common stock - divestiture, shares		150,000
Issuance of common stock - joint venture		$ 300	698,700			699,000
Issuance of common stock - joint venture, shares		300,000
Issuance of preferred stock - Acquisitions	$ 765		1,276,147			1,276,912
Issuance of preferred stock - Acquisitions, shares	764,618
Issuance of common stock acquisitions		$ 2,210	3,689,127			3,691,338
Issuance of common stock acquisitions, shares		2,210,382
Conversion option		$ 990	(990)
Conversion option, shares		990,000
Exercise of warrants - note holders		$ 125	249,875			250,000
Exercise of warrants - note holders, shares		125,000
Stock-based compensation			609,390			609,390
Divestiture of Cloud B					(26,392)	(26,392)
Distributions					(995,425)	(995,425)
Net income loss				(5,153,436)	(554,382)	(6,307,100)
Balance at Dec. 31, 2020	$ 765	$ 14,471	39,050,260	(23,648,898)	(1,893,897)	13,522,701
Balance, shares at Dec. 31, 2020	764,618	14,471,403
Issuance of common stock to noteholders		$ 5,878	11,510,814			11,516,692
Issuance of common stock to noteholders, shares		5,877,908
Returned common stock from noteholder		$ (153)	153
Returned common stock from noteholder, shares		(153,005)
Issuance of common stock to investors		$ 1,500	3,253,500			3,255,000
Issuance of common stock to investors, shares		1,500,000
Issuance of common stock to consultants		$ 943	2,035,392			2,036,335
Issuance of common stock to consultants, shares		943,000
Issuance of common stock to employees		$ 1,263	3,290,927			3,292,190
Issuance of common stock to employees, shares		1,262,872
Issuance of warrants to noteholders and beneficial conversion options			19,720,000			19,720,000
Issuance of common stock upon exercise of warrants		$ 881	1,689,723			1,690,604
Issuance of common stock upon exercise of warrants, shares		880,798
Issuance of common stock acquisitions		$ 750	1,251,750			1,252,500
Issuance of common stock acquisitions, shares		750,000
Conversions under notes payable		$ 5,574	11,088,446			11,094,020
Conversions under notes payable, shares		5,574,425
Exercise of warrant liabilities			259,427			259,427
Stock-based compensation			3,660,436			3,660,436
Net income loss				(62,469,554)	28,034	(62,263,320)
Balance at Mar. 31, 2021	$ 765	$ 25,686	$ 66,002,229	$ (86,118,452)	$ (1,865,863)	$ (21,955,635)
Balance, shares at Mar. 31, 2021	764,618	25,685,981